Stock Options Outstanding and Exercisable (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding, Exercise Price	$ 19.03	$ 19.09	$ 20.08	$ 19.86	$ 19.68
Stock Options Outstanding, Number Outstanding	145,437	152,287
Stock Options Outstanding, Weighted Average Remaining Term	2 years 1 month 24 days	2 years 6 months 14 days
Stock Options Exercisable, Exercise Price	$ 19.03	$ 19.09
Stock Options Exercisable, Number Exercisable	145,437	152,287
Range One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding, Exercise Price	$ 19.92	$ 19.92
Stock Options Outstanding, Number Outstanding	23,950	27,300
Stock Options Outstanding, Weighted Average Remaining Term	0 years [1]	6 months
Stock Options Exercisable, Exercise Price	$ 19.92	$ 19.92
Stock Options Exercisable, Number Exercisable	23,950	27,300
Range Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding, Exercise Price	$ 20.57	$ 20.57
Stock Options Outstanding, Number Outstanding	32,662	36,162
Stock Options Outstanding, Weighted Average Remaining Term	1 year	1 year 6 months
Stock Options Exercisable, Exercise Price	$ 20.57	$ 20.57
Stock Options Exercisable, Number Exercisable	32,662	36,162
Range Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding, Exercise Price	$ 21.16	$ 21.16
Stock Options Outstanding, Number Outstanding	38,325	38,325
Stock Options Outstanding, Weighted Average Remaining Term	2 years 3 months	2 years 9 months
Stock Options Exercisable, Exercise Price	$ 21.16	$ 21.16
Stock Options Exercisable, Number Exercisable	38,325	38,325
Range Four
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding, Exercise Price	$ 19.25	$ 19.25
Stock Options Outstanding, Number Outstanding	26,750	26,750
Stock Options Outstanding, Weighted Average Remaining Term	3 years 3 months	3 years 9 months
Stock Options Exercisable, Exercise Price	$ 19.25	$ 19.25
Stock Options Exercisable, Number Exercisable	26,750	26,750
Range Five
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding, Exercise Price	$ 12.36	$ 12.36
Stock Options Outstanding, Number Outstanding	23,750	23,750
Stock Options Outstanding, Weighted Average Remaining Term	4 years 3 months	4 years 9 months
Stock Options Exercisable, Exercise Price	$ 12.36	$ 12.36
Stock Options Exercisable, Number Exercisable	23,750	23,750

[1]	These options expire on July 1, 2014.